Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Company Leasing Activities	Additional information regarding the Company’s leasing activities as a lessee is as follows:
	For the Years Ended December 31,
	2023	2022
Operating cash outflows from operating leases	$100,000	$-
Remaining lease term – operating lease	2.9	-
Discount rate – operating lease	9.9%	-

Schedule of Operating Lease Payments	The following table represents our future minimum operating lease payments as of December 31, 2023:
Year	Amount
2024	$2,400,000
2025	2,400,000
2026	2,300,000
Total undiscounted lease payments	7,100,000
Less present value discount	(883,745)
Present value of lease liability	$6,216,255